Income tax expense - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense
Effective tax rate	21.60%	19.00%
Blended tax rate	24.00%	24.00%
Net prior year tax credit	£ 9	£ 16	£ 9
Credited to other comprehensive income	£ 11	£ 2